BUSINESS ACQUISITION (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 4,651,352	$ 3,600,498	$ 12,329,074	$ 11,597,530
Net loss	$ (113,899)	$ 593,668	$ (1,140,418)	$ 382,681